NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2016
NET INCOME (LOSS) PER SHARE
Schedule of calculation of net income (loss) per share

	For the years ended March 31,
	2014	2015	2016

Net income attributable to iKang Guobin Healthcare Group, Inc.	$21,607	$27,113	$18,325

Deemed dividend to Series A shares	—	5	—
Deemed dividend to Series B shares	—	3	—
Deemed dividend to Series C shares	—	9	—
Deemed dividend to Series D shares	1,945	27	—
Deemed dividend to Series E shares	—	21	—
Deemed dividend to Series F shares	18,491	35	—
Undistributed earnings allocated to Series A shares	118	3	—
Undistributed earnings allocated to Series B shares	130	3	—
Undistributed earnings allocated to Series C shares	231	6	—
Undistributed earnings allocated to Series D shares	789	19	—
Undistributed earnings allocated to Series E shares	1,323	33	—
Undistributed earnings allocated to Series F shares	4,719	137	—

	For the years ended March 31,
	2014	2015	2016
Net (loss) income attributed to common and preferred shareholders for computing net income per common share- basic and diluted (1)	$(6,139)	$26,812	$18,325

Numerator:
Series A shares-
Deemed dividend	—	5	—
Undistributed earnings allocation	118	3	—

	118	8	—

Series B shares-
Deemed dividend	—	3	—
Undistributed earnings allocation	130	3	—

	130	6	—

Series C shares-
Deemed dividend	—	9	—
Undistributed earnings allocation	231	6

	231	15	—

Series D shares-
Deemed dividend	1,945	27	—
Undistributed earnings allocation	789	19	—

	2,734	46	—

Series E shares-
Deemed dividend	—	21	—
Undistributed earnings allocation	1,323	33	—

	1,323	54	—

Series F shares-
Deemed dividend	18,491	35	—
Undistributed earnings allocation	4,719	137	—

	23,210	172	—

Net (loss) income attributed to common shareholders for computing net income per common share- basic and diluted(1)	(6,139)	26,812	—

	For the years ended March 31,
	2014	2015	2016

Denominator:
Weighted average common shares outstanding used in computing diluted net income per common share-basic(2)	6,340,005	32,884,357	33,583,005

Weighted average shares outstanding used in computing net income per common shares-diluted (2)	6,340,005	34,114,872	34,235,542

Weighted average shares used in computing basic net income per shares
Series A shares	1,094,668	23,993	—
Series B shares	686,368	15,044	—
Series C shares	1,944,854	42,627	—
Series D shares	5,717,326	121,896	—
Series E shares	4,289,457	94,015	—
Series F shares	6,075,702	157,911	—
Net (loss) income per common share attributable to iKang Healthcare Group, Inc.-basic	$(0.97)	$0.82	$0.55

Net (loss) income per common share attributable to iKang Healthcare Group, Inc.-diluted	$(0.97)	$0.79	$0.54

Net income per Series A shares	$0.11	$0.33	—
Net income per Series B shares	$0.19	$0.40	—
Net income per Series C shares	$0.12	$0.35	—
Net income per Series D shares	$0.48	$0.38	—
Net income per Series E shares	$0.31	$0.57	—
Net income per Series F shares	$3.82	$1.09	—

Notes:

(1)	The Class A, Class B and Class C common shares enjoy the same dividend participating right, therefore earnings per share of each class was not separately presented.

(2)	The calculation of the weighted average number of common shares for the purpose of diluted net income (loss) per share has considered the effect of certain potentially dilutive securities.